Discontinued Operations And Disposals (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations And Disposals [Abstract]
Schedule of Net Loss From Discontinued Operations	Details of the net loss from discontinued operations were as follows for the three months ended March 31:
	2026	2025
REAL PROPERTY RENTAL REVENUE	$253,839	$349,800
REAL PROPERTY OPERATING EXPENSES	(153,903)	(280,390)
REAL PROPERTY OPERATING INCOME	99,936	69,410
OTHER OPERATING EXPENSES:
Professional fees	45,617	59,364
Compensation and related benefits	20,932	31,398
Total Other Operating Expenses	66,549	90,762
INCOME (LOSS) FROM OPERATIONS	33,387	(21,352)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	-	(29,807)
Interest expense - other	(136,402)	(164,500)
Other income	-	228
Total Other Expense, net	(136,402)	(194,079)
LOSS BEFORE INCOME TAXES	(103,015)	(215,431)
INCOME TAXES	-	-
NET LOSS	$(103,015)	$(215,431)

Details of the net loss from discontinued operations were as follows for the years ended December 31:

	2025	2024
REAL PROPERTY RENTAL REVENUE	$1,410,259	$1,333,403
REAL PROPERTY OPERATING EXPENSES	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	184,544	231,837
Compensation and related benefits	121,395	122,474
Total Other Operating Expenses	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(84,553)	(119,228)
Interest expense - other	(711,291)	(658,000)
Other income (expense)	20	(80)
Total Other Expense, net	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(742,103)	(863,790)
INCOME TAXES	-	-
NET LOSS	$(742,103)	$(863,790)

Schedule of Assets and Liabilities of Discontinued Operations

The following table summarizes the assets and liabilities of the discontinued operations:

	March 31, 2026	December 31, 2025
ASSETS
CURRENT ASSETS
Cash	$-	$258,999
Rent receivable	-	84,898
Prepaid expense and other current assets	-	12,719
Total Current Assets	-	356,616
NON-CURRENT ASSETS:
Property and equipment, net	-	3,478
Investment in real estate, net	-	6,925,768
Deferred leasing costs and other non-current assets	-	8,523
Total Non-current Assets	-	6,937,769
Total Assets	$-	$7,294,385
LIABILITIES
CURRENT LIABILITIES:
Accrued liabilities and other payables	$-	$261,077
Note payable, net	-	5,800,000
Total Current Liabilities	-	6,061,077
NON-CURRENT LIABILITIES:
Deferred rental income	-	23,515
Total Non-current Liabilities	-	23,515
Total Liabilities	$-	$6,084,592

The following table summarizes the assets and liabilities of the discontinued operations as of December 31:

	2025	2024
ASSETS
CURRENT ASSETS
Cash	$258,999	$198,127
Rent receivable	84,898	80,829
Prepaid expense and other current assets	12,719	44,276
Total Current Assets	356,616	323,232
NON-CURRENT ASSETS:
Property and equipment, net	3,478	11,614
Investment in real estate, net	6,925,768	7,022,721
Deferred leasing costs and other non-current assets	8,523	71,794
Total Non-current Assets	6,937,769	7,106,129
Total Assets	$7,294,385	$7,429,361
LIABILITIES
CURRENT LIABILITIES:
Accrued liabilities and other payables	$261,077	$205,317
Note payable, net	5,800,000	5,715,447
Total Current Liabilities	6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income	23,515	-
Total Non-current Liabilities	23,515	-
Total Liabilities	$6,084,592	$5,920,764